Derivatives and Hedging - Summary of the Balance Sheet Line Items in Which the Hedged Item is Included (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Amount of the Hedged Assets (Liabilities)	$ 0	$ (128,916)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	$ 0	$ 1,971
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt